ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	$ 155.9	$ (230.8)	$ (338.3)
Other comprehensive (loss) income	(55.0)	10.3	4.1
End of year	339.0	155.9	(230.8)
Accumulated other comprehensive loss
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	(6.4)	(16.7)	(20.8)
Other comprehensive (loss) income	(55.0)	10.3	4.1
End of year	(61.4)	(6.4)	(16.7)
Cash flow hedges
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	(20.7)	(26.3)	26.4
Other comprehensive (loss) income	(71.8)	5.6	(52.7)
End of year	$ (92.5)	(20.7)	(26.3)
Expected reversal period	10 years
Defined benefit plans
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	$ 14.3	9.6	(47.2)
Other comprehensive (loss) income	16.8	4.7	56.8
End of year	$ 31.1	$ 14.3	$ 9.6